Submission	Oct. 03, 2025
Submission [Line Items]
Central Index Key	0001985062
Registrant Name	Psyence Biomedical Ltd.
Registration File Number	333-289285
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A